OTHER LIABILITIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
OTHER LIABILITIES
Reduction of the Company's capital	R$ 91,093	R$ 38,721
Reverse stock split and stock split	824,723	0
Surplus from post-employment benefit plans	786,546	728,559
Liabilities with ANATEL	995,457	1,039,492
Third-party withholdings	229,176	218,244
Liabilities with related parties	138,628	133,928
Amounts to be refunded to customers	108,166	126,867
Other liabilities	106,476	74,660
Total	3,280,265	2,360,471
Current	1,531,414	716,984
Non-current	R$ 1,748,851	R$ 1,643,487